Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the period ended March 31, 2021, is presented below:

	Number of	Weighted Average Exercise	Weighted Average	Aggregate Intrinsic
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of December 31, 2020	566,045	$14.80	4.60	$-
Granted – 2021	-	-	-	-
Forfeited/Expired – 2021	(85,342)	16.19	-	-
Exercised – 2021	-	-	-	-
Outstanding as of March 31, 2021	480,703	$14.55	5.15	$-

A summary of stock option activity for the years ended December 31, 2020 and 2019 are presented below:

Subject to Exercise	Number of Options	Weighted Average Exercise Price	Weighted Average Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	843,648	$16.41	7.55	$4,373,120
Granted – 2019	54,909	19.70	10.00	-
Forfeited – 2019	(332,512)	-	-	-
Exercised – 2019	-	-	-	-
Outstanding as of December 31, 2019	566,045	$16.43	6.56	$-
Granted – 2020	-	-	-	-
Forfeited – 2020	-	-	-	-
Exercised – 2020	-	-	-	-
Outstanding as of December 31, 2020	566,045	$14.80	4.60	$-

Schedule of Outstanding Stock Options

As of March 31, 2021, the Company had vested and unexercised outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
August 2015	$15.90	104,060	December 27, 2025
September 2015	$15.90	20,000	December 27, 2025
November 2015	$15.90	122,464	December 27, 2025
December 2015	$15.90	5,569	December 27, 2025
January 2016	$15.90	127,581	January 9, 2026
May 2016	$20.50	26,915	May 26, 2026
September 2016	$20.50	9,933	May 31, 2026
January 2017	$20.50	5,356	January 1, 2027
January 2018	$19.70	3,916	January 1, 2028
January 2019	$0.94	54,909	January 1, 2029

Total outstanding options at March 31, 2021		480,703

As of December 31, 2020, the Company had outstanding stock options as follows:

Date Issued	Exercise Price	Number of Options	Expiration date
September 2014	$15.90	58,307	December 27, 2025
August 2015	$15.90	104,060	December 27, 2025
September 2015	$15.90	20,000	December 27, 2025
November 2015	$15.90	122,464	December 27, 2025
December 2015	$15.90	27,204	December 27, 2025
January 2016	$15.90	127,581	January 9, 2026
March 2016	$20.50	5,400	February 24, 2021
May 2016	$20.50	26,915	May 26, 2026
September 2016	$20.50	9,933	May 31, 2026
January 2017	$20.50	5,356	January 1, 2027
January 2019	$19.70	3,916	January 1, 2028
January 2020	$0.94	54,909	January 1, 2029

Total outstanding options at December 31, 2020		566,045

Schedule of Assumptions Using Black-Scholes Option Pricing Model

The Company utilized the Black-Scholes option-pricing model. The assumptions used for the years ended December 31, 2020 and 2019 are as follows:

	December 31, 2020	December 31, 2019
Risk free interest rate	-%	2.554%
Expected life (in years)	-	6.24
Expected Volatility	-%	169.87%
Expected dividend yield	0%	0%

Schedule of Non-vested Options

A summary of the changes in the Company’s non-vested options during the year ended December 31, 2020, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date
Non-vested at December 31, 2019	-	$-
Granted in 2020	-	$-
Forfeited in 2020	-	$-
Vested in 2020	-	$-
Non-vested at December 31, 2020	-	$-
Exercisable at December 31, 2020	566,045	$13.91
Outstanding at December 31, 2020	566,045	$13.91